Related Party Transactions (Details)			3 Months Ended			12 Months Ended
	Jan. 24, 2017 USD ($) term	Jun. 11, 2015 USD ($) acquisition room shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Jun. 21, 2017 USD ($)	Mar. 08, 2016	Sep. 14, 2015 USD ($)
Related Party Transaction [Line Items]
Impairment			$ 1,919,000	$ 0	$ 0	$ 1,072,000	$ 0	$ 0
Advisory services			22,532,000	12,431,000		65,982,000	67,228,000	58,546,000
Due to affiliates			3,999,000			4,272,000
Other			2,326,000	582,000		6,405,000	379,000	435,000
Key money		$ 6,000,000
Number of businesses acquired | acquisition		2
Advisory agreement, amount due upon approval									$ 5,000,000
Advisory agreement, asset multiplier	110.00%
Advisory agreement, growth covenant, base amount	$ 45,000,000
Advisory agreement, growth covenant, percent of purchase price of each hotel	3.75%
Advisory agreement, growth covenant, minimum net worth	$ 390,000,000
Advisory agreement, growth covenant, equity proceeds from sale of securities	75.00%
Advisory agreement, number of renewal terms | term	7
Advisory agreement, renewal term	10 years
Advisory agreement, monthly base management fee	0.70%
Cost of revenues for audio visual			$ 16,587,000	0		7,757,000	0	0
Rental expense						307,000
Lease Revenue [Member]
Related Party Transaction [Line Items]
Other						893,000	335,000	99,000
Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Key money		$ 4,000,000
Ashford Prime, Inc. [Member]
Related Party Transaction [Line Items]
Key money		$ 2,000,000									$ 1,600,000
Issuance of common stock (in shares) | shares		19,897
Acquisition of hotel property		$ 85,000,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements								$ 4,500,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due to affiliates						$ 4,272,000	933,000
Minimum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee			0.50%			0.50%
Total market capitalization threshold for calculating base advisory fee			$ 6,000,000,000			$ 6,000,000,000
Advisory agreement, percent of termination fee required in escrow	50.00%
Maximum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee			0.70%			0.70%
Total market capitalization threshold for calculating base advisory fee			$ 10,000,000,000			$ 10,000,000,000
Advisory agreement, percent of termination fee required in escrow	100.00%
Other Noncurrent Assets [Member] | Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Key money		4,000,000
Cash [Member] | Ashford Prime, Inc. [Member]
Related Party Transaction [Line Items]
Key money		206,000
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock (in shares) | shares								20,000
Common Stock | Ashford Prime, Inc. [Member]
Related Party Transaction [Line Items]
Key money		$ 1,800,000
Initial Value Assigned Basis Term		10 days
Le Pavillon Hotel [Member] | Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Acquisition of hotel property		$ 62,500,000
Number of units in real estate | room		226
Bardessono Hotel and Spa [Member] | Ashford Trust, Inc [Member]
Related Party Transaction [Line Items]
Number of units in real estate | room		62
AQUA Fund [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account							52,500,000
Ashford Trust, Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee						0.50%
Total market capitalization threshold for calculating base advisory fee						$ 6,000,000,000
Ashford Trust, Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Advisory services, quarterly base fee						0.70%
Total market capitalization threshold for calculating base advisory fee						$ 10,000,000,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements			$ 1,200,000	1,200,000		$ 4,900,000	5,700,000
Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Gross asset value multiplier			0.70%			0.70%
Advisory services, quarterly base fee			0.70%			0.70%
Advisory services			$ 18,630,000	11,727,000		$ 59,654,000	50,996,000	$ 43,365,000
Due from related parties			11,376,000			13,346,000
Cost of revenues for audio visual			354,000	0		90,000	0	0
Ashford Trust OP [Member] | Base Fee [Member]
Related Party Transaction [Line Items]
Advisory services			8,604,000	8,824,000		34,724,000	34,700,000	33,833,000
Ashford Trust OP [Member] | Reimbursable Expenses [Member]
Related Party Transaction [Line Items]
Advisory services			1,529,000	1,567,000		7,600,000	6,054,000	6,617,000
Deferred revenue recognized			202,000	51,000		1,700,000	0	0
Ashford Trust OP [Member] | Equity-Based Compensation [Member]
Related Party Transaction [Line Items]
Advisory services			6,745,000	402,000		11,077,000	8,429,000	2,720,000
Ashford Trust OP [Member] | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Advisory services			452,000	452,000		1,809,000	1,809,000	0
Ashford Trust OP [Member] | Advisory Services Revenue [Member]
Related Party Transaction [Line Items]
Advisory services			17,330,000	11,245,000		55,210,000	50,992,000	43,170,000
Ashford Trust OP [Member] | Investment Management Reimbursements [Member]
Related Party Transaction [Line Items]
Other			182,000	417,000		1,976,000	0	0
Ashford Trust OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other			632,000	0		913,000	0	0
Ashford Trust OP [Member] | Lease Revenue [Member]
Related Party Transaction [Line Items]
Other			168,000	56,000		558,000	0	0
Ashford Trust OP [Member] | Non-Advisory Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Other						0	0	195,000
Ashford Trust OP [Member] | Other Services Fee [Member]
Related Party Transaction [Line Items]
Other			300,000	9,000		997,000	4,000	0
Ashford Trust OP [Member] | Other Revenue, net [Member]
Related Party Transaction [Line Items]
Advisory services						4,444,000	4,000	195,000
Other			1,300,000	482,000
Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties						$ 13,346,000	12,179,000
Ashford Prime OP [Member]
Related Party Transaction [Line Items]
Gross asset value multiplier						0.70%
Advisory services, quarterly base fee						0.70%
Ashford Prime OP [Member] | Reimbursable Expenses [Member]
Related Party Transaction [Line Items]
Deferred revenue recognized						$ 126,000	0	0
Ashford Prime OP [Member] | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Advisory services						1,300,000
Ashford Prime OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties						1,738,000	3,817,000
Due to affiliates						0	2,289,000
Corporate and Other [Member] | Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Advisory services			$ 276,000	0		997,000	4,000	0
Ashford Prime OP [Member] | Ashford Prime OP [Member]
Related Party Transaction [Line Items]
Advisory services						10,772,000	16,236,000	15,376,000
Other						11,372,000	16,571,000	15,475,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Base Fee [Member]
Related Party Transaction [Line Items]
Advisory services						8,799,000	8,343,000	8,648,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Reimbursable Expenses [Member]
Related Party Transaction [Line Items]
Advisory services						2,105,000	2,805,000	1,863,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Equity-Based Compensation [Member]
Related Party Transaction [Line Items]
Advisory services						(1,683,000)	3,814,000	3,591,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Advisory services						1,274,000	1,274,000	1,274,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other						224,000	0	0
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Lease Revenue [Member]
Related Party Transaction [Line Items]
Other						335,000	335,000	99,000
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Other Services [Member]
Related Party Transaction [Line Items]
Other						41,000	0	0
Ashford Prime OP [Member] | Ashford Prime OP [Member] | Other Revenue, net [Member]
Related Party Transaction [Line Items]
Advisory services						277,000	0	0
Other						600,000	335,000	99,000
Ashford Prime OP [Member] | Corporate and Other [Member] | Ashford Prime OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other						$ 41,000	$ 0	0
J&S [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest			0.00%			0.00%	0.00%
J&S [Member] | Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties						$ 62,000	$ 0
Pure Rooms [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest			30.00%			30.00%	0.00%
Pure Rooms [Member] | Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties						$ 302,000	$ 0
Pure Rooms [Member] | Ashford Prime OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties						$ 50,000	$ 0
OpenKey [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest			24.74%			16.51%	13.63%			100.00%
OpenKey [Member] | Ashford Trust OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties						$ 25,000	$ 4,000
OpenKey [Member] | Ashford Prime OP [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties						6,000	0
REIT Advisory [Member] | Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Advisory services			$ 18,330,000	11,718,000		58,657,000	50,992,000	43,365,000
REIT Advisory [Member] | Ashford Prime OP [Member] | Ashford Prime OP [Member]
Related Party Transaction [Line Items]
Other						11,331,000	16,571,000	15,475,000
J&S [Member] | Ashford Trust OP [Member]
Related Party Transaction [Line Items]
Advisory services			$ 0	$ 0		0	0	0
J&S [Member] | Ashford Prime OP [Member] | Ashford Prime OP [Member] | Debt Placement Fees [Member]
Related Party Transaction [Line Items]
Other						$ 0	$ 0	$ 0
Ashford Trust [Member] | OpenKey [Member]
Related Party Transaction [Line Items]
Noncontrolling ownership interest			16.30%			16.23%	13.34%
Officer of J&S [Member]
Related Party Transaction [Line Items]
Rental expense			$ 84,000			$ 50,000
Per year expense			$ 300,000			$ 300,000